PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 672	$ 614	$ 769